Share-based Compensation - Summary of Company's Restricted Stock Activity (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares
Unvested at beginning of period (in shares)	3,031,469	1,588,406
Granted (in shares)	542,450	2,073,612
Vested (in shares)	(1,349,531)	(467,889)
Forfeited (in shares)	(10,613)	(162,660)
Unvested at end of period (in shares)	2,213,775	3,031,469
Weighted Average Grant Date Fair Value
Unvested at beginning of period (in usd per share)	$ 5.93	$ 5.36
Granted (in usd per share)	2.57	6.21
Vested (in usd per share)	5.92	5.33
Forfeited (in usd per share)	2.91	5.70
Unvested at end of period (in usd per share)	$ 5.12	$ 5.93